UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.7%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.01s, 10/1/38	VMIG1	$500,000	$500,000

			500,000
Guam (1.4%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	845,168

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	166,125

			1,011,293
Michigan (92.6%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	160,000	165,864

Allendale, Pub. School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/23	AA-	250,000	302,958

Bay City, School Dist. G.O. Bonds, Q-SBLF, 5s, 11/1/28	AA-	500,000	584,510

Belding Area School G.O. Bonds , Ser. A, Q-SBLF, 5s, 5/1/40	AA-	300,000	346,515

Berkley, School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5s, 5/1/31	AA-	250,000	292,840

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5s, 5/1/39	AA-	1,000,000	1,125,290
5s, 5/1/29	AA-	415,000	481,840

Central MI U. Rev. Bonds, 5s, 10/1/34	Aa3	500,000	577,990

Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5s, 5/1/35	Aa1	775,000	911,958
5s, 5/1/34	Aa1	250,000	294,410

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/30	Aa1	330,000	382,942

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	AA-	1,315,000	1,315,289

Detroit, Swr. Disp. Rev. Bonds (Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	AA-	1,075,000	1,080,547

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	600,000	677,544

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22 (Prerefunded 5/1/18)	Aa1	800,000	874,552

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	150,000	171,431

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, BAM
5 3/8s, 11/1/38	AA	500,000	561,260
5 1/4s, 2/1/40	AA	200,000	227,738

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.)
5s, 1/1/37	Aa1	300,000	342,549
5s, 1/1/35	Aa1	1,000,000	1,160,510

Grand Valley, Rev. Bonds (MI State U.), U.S. Govt. Coll., 5 3/4s, 12/1/34 (Prerefunded 12/1/16)	A+	500,000	519,820

Grand Valley, State U. Rev. Bonds, Ser. B
5s, 12/1/29	A+	410,000	487,211
5s, 12/1/28	A+	250,000	298,810

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AA	1,000,000	1,137,320

Holland, School Dist. G.O. Bonds, AGM, 5s, 5/1/29	AA	1,000,000	1,171,410

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA	2,000,000	2,157,680

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A	250,000	290,650

Kent Cnty., G.O. Bonds
5s, 1/1/28	Aaa	400,000	495,560
5s, 1/1/27	Aaa	400,000	498,856

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	371,266

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5s, 5/1/41	AA-	250,000	287,593

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA	500,000	533,355

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,136,780

Livonia, Pub. School Dist. G.O. Bonds, AGM, 5s, 5/1/45	AA	200,000	225,094

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5s, 5/1/36	AA	500,000	554,470

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa1	1,000,000	1,050,230

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	1,058,270
(Kalamazoo College), U.S. Govt. Coll., 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	538,205

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	570,645

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	783,447

MI State G.O. Bonds (Env. Program), Ser. A, 5s, 12/1/27	Aa1	250,000	314,835

MI State Bldg. Auth. Rev. Bonds
(Fac. Program), Ser. I, 6s, 10/15/38	Aa2	790,000	884,555
(Fac. Program), Ser. I, U.S. Govt. Coll., 6s, 10/15/38 (Prerefunded 10/15/18)	AAA/P	1,000,000	1,135,770
Ser. IA, NATL, zero %, 10/15/22	Aa2	665,000	496,689
Ser. IA, NATL, U.S. Govt. Coll., zero %, 10/15/22(Prerefunded 10/15/16)	Aa2	835,000	626,116

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5 1/4s, 11/15/35	BB+/F	250,000	258,428
(Beaumont Hlth. Credit Group), Ser. A, 5s, 11/1/44	A1	500,000	562,315
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5s, 7/1/34	A-	500,000	556,810
Ser. H-1, 5s, 10/1/30	AA-	500,000	585,430
(MidMichigan Hlth.), 5s, 6/1/30	A1	500,000	568,235
Ser. 25-A, 5s, 11/1/22	Aa3	125,000	140,954
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	507,860
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa3	1,000,000	1,033,690
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	200,000	217,020

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (College for Creative Studies), 5s, 12/1/45	BBB+	250,000	266,150

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,167,030
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	1,500,000	1,542,090
(Sparrow Hlth. Oblig. Group), 5s, 11/15/31	A1	290,000	307,977
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5s, 11/15/31 (Prerefunded 11/15/17)	AAA/P	710,000	763,002
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,135,940

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4 5/8s, 10/1/39	AA	225,000	236,990
(Rental Hsg.), Ser. A, 4.45s, 10/1/34	AA	100,000	105,139
3.95s, 12/1/40	AA+	500,000	501,025
(Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,063,860

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33	BBB+/F	500,000	521,760
(Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,692,190
(MI House of Representatives Fac.), Ser. A, AGC, 5 1/4s, 10/15/21	AA	1,500,000	1,666,695

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	1,500,000	1,892,880
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	423,284
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	Aa3	750,000	882,795

MI State Trunk Line Fund Rev. Bonds, 5s, 11/15/20	AA+	500,000	590,585

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	500,000	574,950
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,101,180

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	250,000	236,980

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26 (Prerefunded 6/1/16)	AA-	500,000	506,145

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA	1,000,000	1,086,210

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	624,780

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	554,200
Ser. A, 5s, 3/1/33	A1	500,000	574,225
5s, 3/1/32	A1	130,000	149,156

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,091,540

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5s, 5/1/36	AA-	250,000	291,360

Roseville, School Dist. G.O. Bonds
Q-SBLF, 5s, 5/1/31	AA-	250,000	291,525
(School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/16)	Aa1	1,000,000	1,007,690

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,100,180

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5s, 5/1/29	AA	575,000	665,338

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	417,760

Sturgis Pub. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/27	AA-	325,000	392,035

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/32	Aa1	250,000	288,490

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/28	AA	500,000	583,985

U. of MI Rev. Bonds
5s, 4/1/46	Aaa	300,000	354,705
Ser. A, 5s, 4/1/39	Aaa	500,000	578,630

Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/35(FWC)	AA-	350,000	398,069

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	AA-	1,000,000	1,066,820
Ser. C, 5s, 12/1/22	A2	1,000,000	1,163,670

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA	750,000	829,283

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5s, 5/1/35	Aa2	150,000	170,405

Western MI U. Rev. Bonds
5 1/4s, 11/15/40	A1	500,000	562,140
5 1/4s, 11/15/30	A1	200,000	235,996
5s, 11/15/31	A1	150,000	174,563

Wyandotte, Elec. Rev. Bonds, Ser. A, BAM, 5s, 10/1/44	AA	300,000	321,201

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA	250,000	259,433

			68,345,952
Mississippi (0.4%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.01s, 12/1/30	VMIG1	275,000	275,000

			275,000
Puerto Rico (0.2%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Caa3	210,000	131,250

			131,250
Texas (1.3%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	1,000,000	1,000,000

			1,000,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	420,158
5s, 10/1/25	Baa2	200,000	222,257

			642,415
TOTAL INVESTMENTS

Total investments (cost $66,837,856)(b)			$71,905,910

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $73,770,879.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $66,828,583, resulting in gross unrealized appreciation and depreciation of $5,167,517 and $90,190, respectively, or net unrealized appreciation of $5,077,327.
(FWC)	Forward commitment, in part or in entirety.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	19.1%
	Health care	15.8
	Prerefunded	14.7
	Education	14.3
	Utilities	13.3
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	14.1%
	Q-SBLF	13.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$71,905,910	$—

Totals by level	$—	$71,905,910	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016